SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		121 Months Ended	124 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 0	$ 1,176	$ 1,176	$ 1,734
Loss (gain) on change in fair value of warrant liability	0	(235)	(1,096)	50	(86)	(86)
Reclassification to equity upon exercise of warrants			(80)	(608)
Balance at end of year			$ 0	$ 1,176	$ 0